IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of commitments [line items]
Cash collateral on securities lent	$ 8,081	$ 4,853
Personal, home equity, and credit card lines [member]
Disclosure of commitments [line items]
Capital commitment	179,200	167,300
Securities lending [member]
Disclosure of commitments [line items]
Cash collateral on securities lent	$ 8,100	$ 4,900